UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21702

Name of Fund:    BlackRock Health Sciences Trust (BME)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Health Sciences Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2013

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology — 29.4%
ACADIA Pharmaceuticals, Inc. (a)(b)	74,495	$1,467,552
Acorda Therapeutics, Inc. (a)(b)	57,500	2,183,275
Aegerion Pharmaceuticals, Inc. (a)(b)	14,400	1,318,896
Agios Pharmaceuticals, Inc. (a)	5,400	157,464
Alexion Pharmaceuticals, Inc. (a)(b)	20,460	2,378,066
Alkermes PLC (a)(b)	60,700	2,038,306
Alnylam Pharmaceuticals, Inc. (a)(b)	54,436	2,513,310
Amgen, Inc. (b)	85,900	9,302,111
Biogen Idec, Inc. (a)(b)	14,700	3,206,511
BioMarin Pharmaceutical, Inc. (a)(b)	44,500	2,876,925
Biota Pharmaceuticals, Inc.	38,100	154,305
Bluebird Bio, Inc. (a)	9,300	289,509
Celgene Corp. (a)(b)	89,743	13,179,657
Celldex Therapeutics, Inc. (a)(b)	64,700	1,325,056
Clovis Oncology, Inc. (a)	14,900	1,160,412
Conatus Pharmaceuticals, Inc. (a)	18,200	165,984
Dyax Corp. (a)	42,284	170,404
Esperion Therapeutics, Inc. (a)	13,300	237,272
Exelixis, Inc. (a)(b)	68,300	346,281
Gilead Sciences, Inc. (a)(b)	152,521	9,372,415
Infinity Pharmaceuticals, Inc. (a)	72,800	1,541,904
InterMune, Inc. (a)(b)	81,300	1,260,963
Isis Pharmaceuticals, Inc. (a)(b)	57,850	1,668,973
Medivation, Inc. (a)(b)	14,600	844,902
Momenta Pharmaceuticals, Inc. (a)(b)	26,300	453,938
Pharmacyclics, Inc. (a)(b)	12,800	1,390,464
Prosensa Holding NV (a)	9,700	298,760
Protalix BioTherapeutics, Inc. (a)	122,100	653,235
PTC Therapeutics, Inc. (a)	10,300	161,298
Puma Biotechnology, Inc. (a)	22,800	1,165,308
Quintiles Transnational Holdings, Inc. (a)	11,900	533,715
Regeneron Pharmaceuticals, Inc. (a)(b)	18,858	5,092,792
Seattle Genetics, Inc. (a)(b)	85,267	3,455,019
Synageva BioPharma Corp. (a)(b)	8,897	427,946
Ultragenyx Pharmaceutical, Inc. (Acquired 12/18/12, cost $384,116) (a)(c)	138,700	384,116
Verastem, Inc. (a)	21,800	333,104
Vertex Pharmaceuticals, Inc. (a)(b)	42,105	3,359,979

		76,870,127
Diversified Consumer Services — 1.0%
Service Corp. International	134,600	2,553,362
Food & Staples Retailing — 1.7%
Brazil Pharma SA (a)	58,000	252,456
CVS Caremark Corp. (b)	69,200	4,255,108

		4,507,564
Health Care Equipment & Supplies — 17.2%
Baxter International, Inc. (b)	60,800	4,440,832
Becton Dickinson and Co. (b)	25,300	2,624,116
Boston Scientific Corp. (a)	299,500	3,270,540
CareFusion Corp. (a)(b)	57,800	2,229,346

Common Stocks	Shares	Value
Health Care Equipment & Supplies (concluded)
Coloplast A/S, Class B	29,341	$1,715,147
The Cooper Cos., Inc. (b)	36,200	4,610,070
Covidien PLC (b)	41,000	2,526,830
DENTSPLY International, Inc. (b)	50,400	2,161,152
Edwards Lifesciences Corp. (a)(b)	19,400	1,384,772
Given Imaging Ltd. (a)	15,229	236,354
Intuitive Surgical, Inc. (a)	2,800	1,086,400
Medtronic, Inc. (b)	117,200	6,474,128
Sirona Dental Systems, Inc. (a)	41,100	2,901,660
Stryker Corp. (b)	86,200	6,073,652
Teleflex, Inc. (b)	25,200	2,001,636
Zimmer Holdings, Inc. (b)	13,500	1,126,980

		44,863,615
Health Care Providers & Services — 11.6%
Aetna, Inc. (b)	59,511	3,818,821
AmerisourceBergen Corp. (b)	18,500	1,077,995
Capital Senior Living Corp. (a)(b)	33,664	775,618
Cardinal Health, Inc. (b)	34,326	1,719,389
Catamaran Corp. (a)(b)	36,200	1,911,360
Cigna Corp. (b)	43,800	3,408,954
Express Scripts Holding Co. (a)(b)	35,776	2,345,117
HCA Holdings, Inc. (b)	60,200	2,347,800
McKesson Corp. (b)	27,600	3,385,416
UnitedHealth Group, Inc. (b)	84,734	6,172,872
Universal Health Services, Inc., Class B	49,100	3,434,545

		30,397,887
Health Care Technology — 0.9%
Cerner Corp. (a)(b)	48,700	2,386,300
Life Sciences Tools & Services — 4.7%
ICON PLC (a)	46,831	1,836,712
Illumina, Inc. (a)(b)	45,100	3,599,882
Life Technologies Corp. (a)	5,200	387,920
Morphosys AG (a)	13,900	948,899
Thermo Fisher Scientific, Inc. (b)	28,700	2,614,857
Waters Corp. (a)(b)	27,615	2,787,458

		12,175,728
Pharmaceuticals — 33.8%
AbbVie, Inc. (b)	162,984	7,412,512
Actavis, Inc. (a)(b)	14,600	1,960,342
Allergan, Inc. (b)	21,200	1,931,744
Bayer AG	41,900	4,870,258
Bristol-Myers Squibb Co. (b)	189,300	8,185,332
Chugai Pharmaceutical Co. Ltd.	53,200	1,054,856
Eli Lilly & Co. (b)	88,800	4,716,168
Johnson & Johnson (b)	143,770	13,442,495
Merck & Co., Inc. (b)	121,100	5,833,387
Mylan, Inc. (a)(b)	32,500	1,090,700
Novartis AG	122,000	8,770,193
Ono Pharmaceutical Co. Ltd.	23,100	1,480,539

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipt	EUR Euro
	BRL Brazil Real	JPY Japanese Yen
	CHF Swiss Franc	USD US Dollar
DKK Danish Krone

JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Pfizer, Inc. (b)	349,200	$10,207,116
Roche Holding AG	32,400	7,973,283
Sanofi	25,100	2,627,569
Shire PLC — ADR (b)	17,700	1,935,495
Teva Pharmaceutical Industries Ltd. — ADR (b)	35,800	1,421,260
Valeant Pharmaceuticals International, Inc. (a)(b)	29,800	2,789,280
Zoetis, Inc. (b)	25,600	763,136

		88,465,665
Total Long-Term Investments (Cost — $194,248,509) — 100.3%		262,220,248

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (d)(e)	1,620,106	$1,620,106
Total Short-Term Securities (Cost — $1,620,106) — 0.6%		1,620,106
Total Investments Before Options Written (Cost — $195,868,615*) — 100.9%		263,840,354

Options Written
(Premiums Received — $2,496,604) — (1.5)%		(3,923,942)
Total Investments Net of Options Written — 99.4%		259,916,412
Other Assets Less Liabilities — 0.6%		1,605,060

Net Assets — 100.0%		$261,521,472

Notes to Schedule of Investments
* As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$198,686,225

Gross unrealized appreciation	$68,756,323
Gross unrealized depreciation	(3,602,194)

Net unrealized appreciation	$65,154,129

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(c)	Restricted security as to resale. As of July 31, 2013 the Trust held 0.15% of its net assets, with a current market value of $384,116 and an original cost of $384,116, in this security.

(d)	Represents the current yield as of report date.

(e)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Net Activity	Shares/ Beneficial Interest Held at July 31, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	4,024,895	(2,404,789)	1,620,106	$5,651	$44
BlackRock Liquidity Series, LLC Money Market Series	$4,185,923	$(4,185,923)	—	$538	—

•	Foreign currency exchange contracts as of July 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	34,774	JPY	3,400,000	Citibank N.A.	8/02/13	$49

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Exchange-traded options written as of July 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Teleflex, Inc.	Call	USD	78.80	8/05/13	83	$(11,086)
Celgene Corp.	Call	USD	124.00	8/17/13	125	(285,917)
ACADIA Pharmaceuticals, Inc.	Call	USD	19.00	8/19/13	315	(40,950)

2	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

•	Exchange-traded options written as of July 31, 2013 were as follows: (continued)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Acorda Therapeutics, Inc.	Call	USD	38.00	8/19/13	200	$(30,000)
Actavis, Inc.	Call	USD	130.00	8/19/13	45	(25,875)
Aegerion Pharmaceuticals, Inc.	Call	USD	85.00	8/19/13	50	(42,250)
Aetna, Inc.	Call	USD	65.00	8/19/13	120	(10,140)
Alexion Pharmaceuticals, Inc.	Call	USD	95.00	8/19/13	45	(96,975)
Alexion Pharmaceuticals, Inc.	Call	USD	100.00	8/19/13	9	(14,940)
Alexion Pharmaceuticals, Inc.	Call	USD	110.00	8/19/13	13	(10,140)
Alkermes PLC	Call	USD	34.00	8/19/13	176	(15,400)
Alnylam Pharmaceuticals, Inc.	Call	USD	35.00	8/19/13	215	(240,800)
AmerisourceBergen Corp.	Call	USD	60.00	8/19/13	69	(1,380)
Amgen, Inc.	Call	USD	105.00	8/19/13	300	(121,500)
Biogen Idec, Inc.	Call	USD	225.00	8/19/13	50	(18,500)
CareFusion Corp.	Call	USD	39.00	8/19/13	200	(22,500)
Catamaran Corp.	Call	USD	55.00	8/19/13	65	(6,825)
Celgene Corp.	Call	USD	140.00	8/19/13	165	(135,300)
Cerner Corp.	Call	USD	52.50	8/19/13	90	(675)
Edwards Lifesciences Corp.	Call	USD	72.50	8/19/13	35	(3,850)
Eli Lilly & Co.	Call	USD	52.50	8/19/13	157	(19,468)
Gilead Sciences, Inc.	Call	USD	50.00	8/19/13	205	(235,750)
Gilead Sciences, Inc.	Call	USD	52.50	8/19/13	205	(186,038)
HCA Holdings, Inc.	Call	USD	38.00	8/19/13	209	(32,918)
HCA Holdings, Inc.	Call	USD	39.00	8/19/13	94	(9,165)
Illumina, Inc.	Call	USD	75.00	8/19/13	125	(70,000)
Illumina, Inc.	Call	USD	77.50	8/19/13	30	(11,100)
InterMune, Inc.	Call	USD	13.00	8/19/13	220	(57,750)
InterMune, Inc.	Call	USD	14.00	8/19/13	56	(9,856)
Isis Pharmaceuticals, Inc.	Call	USD	35.00	8/19/13	190	(5,224)
Johnson & Johnson	Call	USD	92.50	8/19/13	134	(22,378)
McKesson Corp.	Call	USD	120.00	8/19/13	88	(31,240)
Medivation, Inc.	Call	USD	60.00	8/19/13	45	(9,630)
Medtronic, Inc.	Call	USD	52.50	8/19/13	85	(24,268)
Merck & Co., Inc.	Call	USD	47.00	8/19/13	93	(12,834)
Merck & Co., Inc.	Call	USD	48.00	8/19/13	40	(2,760)
Momenta Pharmaceuticals, Inc.	Call	USD	16.00	8/19/13	90	(14,625)
Pharmacyclics, Inc.	Call	USD	90.00	8/19/13	24	(46,440)
Regeneron Pharmaceuticals, Inc.	Call	USD	260.00	8/19/13	34	(57,630)
Stryker Corp.	Call	USD	70.00	8/19/13	285	(34,200)
Synageva BioPharma Corp.	Call	USD	45.00	8/19/13	28	(10,640)
Synageva BioPharma Corp.	Call	USD	50.00	8/19/13	34	(3,230)
Valeant Pharmaceuticals International, Inc.	Call	USD	92.50	8/19/13	100	(35,500)
Vertex Pharmaceuticals, Inc.	Call	USD	87.50	8/19/13	135	(7,088)
Waters Corp.	Call	USD	100.00	8/19/13	117	(26,617)
Baxter International, Inc.	Call	USD	73.50	8/22/13	210	(18,844)
Seattle Genetics, Inc.	Call	USD	39.00	8/22/13	365	(112,833)
Capital Senior Living Corp.	Call	USD	27.00	9/09/13	160	(1,813)
Celldex Therapeutics, Inc.	Call	USD	20.00	9/09/13	240	(53,495)
The Cooper Cos., Inc.	Call	USD	127.00	9/10/13	120	(56,085)
BioMarin Pharmaceutical, Inc.	Call	USD	67.50	9/16/13	139	(27,769)
Bristol-Myers Squibb Co.	Call	USD	45.00	9/16/13	36	(1,944)
Cigna Corp.	Call	USD	77.75	9/16/13	167	(43,782)

JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

•	Exchange-Traded options written as of July 31, 2013 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Covidien PLC	Call	USD	59.00	9/16/13	135	$(51,826)
Johnson & Johnson	Call	USD	93.50	9/21/13	220	(35,327)
Pfizer, Inc.	Call	USD	29.55	9/21/13	250	(13,180)
CVS Caremark Corp.	Call	USD	61.50	9/22/13	230	(29,439)
AbbVie, Inc.	Call	USD	45.00	9/23/13	41	(7,278)
Allergan, Inc.	Call	USD	95.00	9/23/13	72	(9,720)
Becton Dickinson and Co.	Call	USD	105.00	9/23/13	66	(11,055)
Cardinal Health, Inc.	Call	USD	49.00	9/23/13	102	(20,145)
Cerner Corp.	Call	USD	50.00	9/23/13	140	(16,800)
Eli Lilly & Co.	Call	USD	52.50	9/23/13	157	(25,512)
Express Scripts Holding Co.	Call	USD	67.50	9/23/13	118	(10,915)
Gilead Sciences, Inc.	Call	USD	60.00	9/23/13	60	(20,550)
Gilead Sciences, Inc.	Call	USD	62.50	9/23/13	50	(10,525)
Merck & Co., Inc.	Call	USD	48.00	9/23/13	153	(16,754)
Mylan, Inc.	Call	USD	35.00	9/23/13	105	(6,982)
Regeneron Pharmaceuticals, Inc.	Call	USD	310.00	9/23/13	27	(14,985)
Shire PLC - ADR	Call	USD	110.00	9/23/13	22	(8,140)
Shire PLC - ADR	Call	USD	115.00	9/23/13	40	(7,600)
Teva Pharmaceutical Industries Ltd. - ADR	Call	USD	40.00	9/23/13	102	(8,262)
Thermo Fisher Scientific, Inc.	Call	USD	90.00	9/23/13	95	(33,250)
UnitedHealth Group, Inc.	Call	USD	70.00	9/23/13	239	(90,820)
Zimmer Holdings, Inc.	Call	USD	85.00	9/23/13	45	(6,862)
DENTSPLY International, Inc.	Call	USD	43.00	9/24/13	175	(21,159)
Exelixis, Inc.	Call	USD	5.50	9/26/13	239	(5,378)
Johnson & Johnson	Call	USD	91.00	9/26/13	122	(39,095)
Medtronic, Inc.	Call	USD	55.00	9/26/13	303	(52,960)
Zoetis, Inc.	Call	USD	32.00	9/26/13	85	(3,275)
Catamaran Corp.	Call	USD	55.00	10/21/13	55	(13,338)
Celgene Corp.	Put	USD	130.00	8/19/13	58	(957)
Halozyme Therapeutics, Inc.	Put	USD	7.50	8/19/13	81	(1,012)
Total						$(3,021,018)

•	Over-the-counter options written as of July 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Puma Biotechnology, Inc.	Barclays Bank PLC	Call	USD	37.80	8/02/13	10,000	$(133,102)
Pfizer, Inc.	Morgan Stanley & Co. International PLC	Call	USD	27.67	8/06/13	18,600	(29,163)
Service Corp. International	UBS AG	Call	USD	18.35	8/06/13	37,400	(24,057)
Coloplast A/S, Class B	Citibank N.A.	Call	DKK	335.00	8/07/13	8,200	(2,450)
Morphosys AG	Deutsche Bank AG	Call	EUR	36.50	8/07/13	2,900	(57,153)
Novartis AG	Citibank N.A.	Call	CHF	69.07	8/07/13	43,600	(1,264)
Universal Health Services, Inc., Class B	Goldman Sachs International	Call	USD	70.15	8/08/13	29,400	(27,680)
Sirona Dental Systems, Inc.	Goldman Sachs International	Call	USD	66.89	8/09/13	11,500	(49,053)
Sanofi	Morgan Stanley & Co. International PLC	Call	EUR	79.18	8/14/13	10,000	(17,430)
Aetna, Inc.	Morgan Stanley & Co. International PLC	Call	USD	63.63	8/22/13	10,000	(16,611)
Brazil Pharma SA	Credit Suisse International	Call	BRL	10.55	8/27/13	6,400	(510)
Brazil Pharma SA	UBS AG	Call	BRL	11.03	8/27/13	30,000	(1,148)
Becton Dickinson and Co.	Credit Suisse International	Call	USD	100.65	8/28/13	5,000	(21,405)
Boston Scientific Corp.	UBS AG	Call	USD	9.40	8/28/13	85,600	(131,361)
AbbVie, Inc.	Credit Suisse International	Call	USD	44.04	9/03/13	51,200	(119,980)

4	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)

•	Over-the-counter options written as of July 31, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Bayer AG	Citibank N.A.	Call	EUR	84.32	9/11/13	11,500	$(71,290)
Roche Holding AG	Morgan Stanley & Co. International PLC	Call	CHF	247.72	9/11/13	10,000	(5,642)
ICON PLC	Goldman Sachs International	Call	USD	38.18	9/12/13	25,000	(46,567)
Bristol-Myers Squibb Co.	Morgan Stanley & Co. International PLC	Call	USD	44.96	9/16/13	59,100	(32,576)
Pfizer, Inc.	Citibank N.A.	Call	USD	28.96	9/16/13	60,400	(49,208)
Pfizer, Inc.	Goldman Sachs International	Call	USD	29.77	9/16/13	18,200	(7,317)
UnitedHealth Group, Inc.	Barclays Bank PLC	Call	USD	72.92	9/18/13	4,100	(7,815)
Chugai Pharmaceutical Co. Ltd.	Citibank N.A.	Call	JPY	1,957.78	9/25/13	18,600	(16,286)
Ono Pharmaceutical Co. Ltd.	Citibank N.A.	Call	JPY	6,505.52	9/25/13	8,000	(22,814)
Merck & Co., Inc.	Morgan Stanley & Co. International PLC	Call	USD	48.77	10/01/13	13,700	(11,042)
Total							$(902,924)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology	$76,486,011	—	$384,116	$76,870,127
Diversified Consumer Services	2,553,362	—	—	2,553,362
Food & Staples Retailing	4,507,564	—	—	4,507,564
Health Care Equipment & Supplies	44,863,615	—	—	44,863,615
Health Care Providers & Services	30,397,887	—	—	30,397,887
Health Care Technology	2,386,300	—	—	2,386,300
Life Sciences Tools & Services	11,226,829	$948,899	—	12,175,728
Pharmaceuticals	61,688,967	26,776,698	—	88,465,665
Short-Term Securities.	1,620,106	—	—	1,620,106
Total	$235,730,641	$27,725,597	$384,116	$263,840,354

JULY 31, 2013	5

Schedule of Investments (concluded)	BlackRock Health Sciences Trust (BME)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts.	$49	—	—	$49
Liabilities:
Equity contracts	(2,155,811)	$(1,768,131)	—	(3,923,942)
Total	$(2,155,762)	$(1,768,131)	—	$(3,923,893)

1	Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

Certain of the Trust’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$4,506,262	—	—	$4,506,262
Foreign currency at value	2,406	—	—	2,406
Cash pledged as collateral for options written	855,488	—	—	855,488
Total	$5,364,156	—	—	$5,364,156

There were no transfers between levels during the period ended July 31, 2013.

6	JULY 31, 2013

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Health Sciences Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Health Sciences Trust

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Health Sciences Trust

Date: September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Health Sciences Trust

Date: September 24, 2013